Retirement Plans - Weighted-Average Assumptions Used to Determine Net Benefit Obligation (Detail) - Pension Benefits	Dec. 31, 2016	Dec. 31, 2015
Qualified
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	4.60%
Non-Qualified & International
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.30%	3.80%